SUPPLEMENT DATED MARCH 3, 2017

FIRST INVESTORS INCOME AND EQUITY FUNDS
PROSPECTUS
DATED JANUARY 31, 2017

1.	In “The Funds Summary Section” for the International Opportunities Bond Fund, the “Portfolio Manager” section is deleted in its entirety and replaced with the following:

Portfolio Manager:  The Fund is managed by Brandywine Global’s team of investment professionals who have active roles in managing the Fund.  Stephen S. Smith, Managing Director and Portfolio Manager, David F. Hoffman, CFA, Managing Director and Portfolio Manager, and John P. McIntyre, CFA, Portfolio Manager/Senior Research Analyst, have served as the Fund’s Portfolio Managers since the Fund’s inception in 2012 and Anujeet Sareen, CFA, Portfolio Manager, has served as the Fund’s Portfolio Manager since 2017.

2.	In the “Fund Management In Greater Detail” section under the heading “The Subadvisers”, the following is added to the end of the paragraph relating to the International Opportunities Bond Fund:

Anujeet Sareen, CFA, has served as Portfolio Manager of Brandywine Global since 2016 and as Portfolio Manager of the Fund since 2017. Prior to joining Brandywine Global in 2016, Mr. Sareen worked at Wellington Management from 1994-2016, where he served as Managing Director of Global Fixed Income and a Global Macro Strategist (2012-2016) as well as Chair of the Currency Strategy Group (2006-2011).

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Please retain this Supplement for future reference.

IEP317

SUPPLEMENT DATED MARCH 3, 2017

FIRST INVESTORS INCOME FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2017

FIRST INVESTORS EQUITY FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2017

1.
In Part I of the First Investors Income Funds Statement of Additional Information (“Income SAI”), in the “Portfolio Managers” section under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2016”, the following is added to the table entitled “Brandywine Global’s Portfolio Managers”:

Anujeet Sareen:* International Opportunities Bond	Other Registered Investment Companies	5	$4,594.0	0	$0
	Other Pooled Investment Vehicles	42	$16,282.0	4	$1,268.0
	Other Accounts	92	$27,671.0	16	$12,058.0
*Information for Mr. Sareen is provided as of February 1, 2017.

2.
In Part I of the Income SAI, in the “Portfolio Managers” section under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2016”, the following is added to the table entitled “Brandywine Global Portfolio Managers”:

Anujeet Sareen*	International Opportunities Bond Fund	None
*Information for Mr. Sareen is provided as of February 1, 2017.

3.
In Part I of the First Investors Equity Funds Statement of Additional Information, in the “Beneficial Ownership Information” section, the percentage of Advisor class shares of the Covered Call Strategy Fund owned by Pershing, LLC as of January 4, 2017 is revised to 65.1%.

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Please retain this Supplement for future reference

IESAI317